Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-267453
Entity Registrant Name	TIAN’AN TECHNOLOGY GROUP LTD.
Entity Central Index Key	0001941189
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 501
Entity Address, Address Line Two	No. 3, Lane 743
Entity Address, Address Line Three	Taopu Road, Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	45,000,000
Document Financial Statement Error Correction [Flag]	false
Auditor Name	HHC
Auditor Location	Forest Hills, New York
Auditor Firm ID	5867
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 501
Entity Address, Address Line Two	No. 3, Lane 743
Entity Address, Address Line Three	Taopu Road, Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
City Area Code	021
Local Phone Number	69900680
Contact Personnel Name	Heng Fei Yang
Contact Personnel Email Address	tianankj@sina.com